FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 1,253,000,000
Total, net of allowance	5,888,000,000	$ 390,000,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent	1,144,000,000	294,000,000
Real Estate Funds	1,671,000,000	263,000,000
Policy Loans Receivable	374,000,000	0
Short-term investments	2,402,000,000	1,203,000,000
Separately managed accounts	1,045,000,000	0	$ 0
Derivative Asset	44,000,000	146,000,000
Separately managed accounts	127,000,000	0
Other Investments	40,000,000	344,000,000
Other invested assets	5,812,000,000	4,801,000,000
Assets, Fair Value Disclosure	36,116,000,000	10,219,000,000
Fair Value	907,000,000	190,000,000
Liability	124,000,000	68,000,000
Other Long-Term Debt, Noncurrent	3,652,000,000	693,000,000
Separate account liabilities	1,045,000,000	0	$ 0
Liabilities, Fair Value Disclosure	5,927,000,000	964,000,000
Notes Payable, Fair Value Disclosure	151,000,000	0
Separately Managed Accounts, Not Subject To Fair Value Hierarchy	$ 33,000,000
Other Investments, Not Subject To Fair Value Hierarchy		$ 344,000,000
Derivative Asset, Statement Of Financial Position, Extensible Enumeration Not Disclosed Flag	Derivative assets	Derivative assets
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 228,000,000	$ 109,000,000
Short-term investments	1,242,000,000	0
Assets, Fair Value Disclosure	2,490,000,000	109,000,000
Fair Value	726,000,000	190,000,000
Liabilities, Fair Value Disclosure	850,000,000	190,000,000
Embedded Derivative Financial Instruments | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	907,000,000
Portion at Other than Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total, net of allowance	5,888,000,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent	1,144,000,000
Separately managed accounts	127,000,000
Other Long-Term Debt, Noncurrent	3,652,000,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	1,253,000,000	361,000,000
Total, net of allowance	5,637,000,000	392,000,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent	1,086,000,000	297,000,000
Real Estate Funds	1,671,000,000	263,000,000
Policy Loans Receivable	374,000,000	0
Short-term investments	2,402,000,000
Separately managed accounts	1,045,000,000	0
Derivative Asset	44,000,000	146,000,000
Separately managed accounts	127,000,000	0
Other Investments	40,000,000	344,000,000
Other invested assets	5,812,000,000
Assets, Fair Value Disclosure	35,807,000,000	10,224,000,000
Fair Value	907,000,000
Liability	124,000,000	68,000,000
Other Long-Term Debt, Noncurrent	3,625,000,000	693,000,000
Separate account liabilities	1,045,000,000	0
Liabilities, Fair Value Disclosure	5,900,000,000	964,000,000
Notes Payable, Fair Value Disclosure	151,000,000	0
Reinsurance Funds Withheld | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other invested assets	0	0
Other Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	38,000,000	1,000,000
Funds withheld liabilities	10,000,000	12,000,000
Other Liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Funds withheld liabilities	0	0
Other Liabilities | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	38,000,000	1,000,000
Funds withheld liabilities	10,000,000	12,000,000
Fixed Maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value / Fair Value	16,316,000,000
Fixed Maturities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value / Fair Value	892,000,000	0
Fixed Maturities | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value / Fair Value	$ 16,316,000,000	$ 2,417,000,000